Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Statutory Federal Income Tax Provision to Actual Income Tax Benefit

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax expense:

	Year Ended December 31,
	2016	2015
Federal statutory rate	(35.0)%	(35.0)%
State taxes, net of federal benefits	(3.4)%	(2.3)%
Research and development credits	(0.0)%	1.5%
Equity related expenses	(1.8)%	10.7%
Change in valuation allowance	40.1%	25.10%
Other	0.10%	0.00%
Total income tax expense	0.00%	0.00%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$61,279	$56,679
Depreciation	474	37
Federal R&D Credit	2,222	2,222
Other	7,107	6,308
Total deferred tax assets	71,082	65,246

Deferred tax liabilities:
Amortization of intangibles	(697)	(807)
Total deferred tax liabilities	(697)	(807)
Net deferred tax asset	70,385	64,439
Less valuation allowance	(70,519)	(64,573)
Net deferred tax liabilities	$(134)	$(134)